13. Commitments and Contingencies (Details Narrative - Leases) (September 2019) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Right of use asset	$ 430,640
Operating lease liabilities	430,640
Operating lease expense	153,429
Rent Expense	8,224	$ 71,274	$ 242,567	$ 176,062
Romeo Pizza [Member]
Operating leases monthly rent	$ 4,629
Lease term	10 years
Commencement of lease deposit	$ 6,000
Borrowing rate	15.00%
Key Tax Group [Member]
Operating leases monthly rent	$ 1,708
Platinum Tax Defenders [Member]
Lease term	3 years 2 months
Commencement of lease deposit	$ 4,000
Borrowing rate	15.00%